Right-of-use assets and Lease liabilities - Details of Non-Current Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 49,585	$ 46,519
Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	64,180	60,048
Nominal amounts | SQM Salar S.A. | Empresa Constructora Contex Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2,698	4,857
Nominal amounts | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	833	1,234
Nominal amounts | SQM Salar S.A. | SKM Industrial Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Nominal amounts | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda. One
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	370	563
Nominal amounts | SQM Salar S.A. | Inversiones y Gestin New Energy SpA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	144
Nominal amounts | SQM Salar S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2,299
Nominal amounts | SQM Salar S.A. | Tatersall Maquinarias S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	969
Nominal amounts | SQM Salar S.A. | Obras y Servicios para la Industria y Mineria S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3,430
Nominal amounts | SQM Salar S.A. | Sociedad Inmobiliaria Amaru SpA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		98
Nominal amounts | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda. Two
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	75	106
Nominal amounts | SQM Salar S.A. | Sociedad Comercial Grandleasing Chile Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	197
Nominal amounts | SQM Industrial S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	98	216
Nominal amounts | SQM Industrial S.A. | El Trovador S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	11,501	13,364
Nominal amounts | SQM Industrial S.A. | Sociedad Comercial Grandleasing Chile Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	420	1,141
Nominal amounts | SQM Industrial S.A. | Technofast
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Nominal amounts | SQM Nitratos S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	61	134
Nominal amounts | SQM S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	66	145
Nominal amounts | Soquimich Comercial S.A. | Containers Operators S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Nominal amounts | Soquimich Comercial S.A. | Muelles de Penco S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	533	96
Nominal amounts | Soquimich Comercial S.A. | Muelles de Penco S.A. one
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		104
Nominal amounts | Soquimich Comercial S.A. | Inmobiliaria Chincui SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2,772	3,399
Nominal amounts | Soquimich Comercial S.A. | Compaa de Leasing Tattersall S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	349	581
Nominal amounts | SQM North America Corp. | Paces West LL.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	987	1,217
Nominal amounts | SQM North America Corp. | Hawkins Nunmber One, LLC
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	90	224
Nominal amounts | SQM North America Corp. | Deep South Equipment Company
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1	6
Nominal amounts | SQM North America Corp. | Deacon Jones CDJR
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2
Nominal amounts | SQM North America Corp. | Berwyn Partners Inc.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	8
Nominal amounts | SQM North America Corp. | Myers Ford Co Inc.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	4
Nominal amounts | SQM North America Corp. | Ford Motor Credit Company
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	12
Nominal amounts | SQM North America Corp. | Porter and Howard INC.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	9
Nominal amounts | SQM North America Corp. | Hanford Chrysler Dodge Jeep
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	8
Nominal amounts | SQM North America Corp. | Tennant-South
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		3
Nominal amounts | SQM Comercial de Mexico S.A. de C.V. | Onni Ensenada S.A. de C.V.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,151	1,545
Nominal amounts | SQM Comercial de Mexico S.A. de C.V. | Madol Inmobiliaria S.A. de C.V.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		65
Nominal amounts | SQM Comercial de Mexico S.A. de C.V. | Madol Inmobiliaria S.A. de C.V. one
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		24
Nominal amounts | SQM Europe NV | Straatsburgdok N.V.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,452	1,859
Nominal amounts | SQM Australia PTY | Kwinana Refinery Lease - Laydown Area
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	25
Nominal amounts | SQM Australia PTY | Mining Thiess Pty Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	4,653
Nominal amounts | SQM Australia PTY | Ausco Modular Pty Limited
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		15
Nominal amounts | SQM Australia PTY | Western Australian Land Authority
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	28,672	28,903
Nominal amounts | SQM Australia PTY | Project JV
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	83
Nominal amounts | SQM Colombia S.A.S. | Mareauto Colombia S.A.S.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		6
Nominal amounts | SQM Colombia S.A.S. | Renting Colombia S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	7	15
Nominal amounts | SQM Colombia S.A.S. | Renting Colombia S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	11	21
Nominal amounts | Orcoma Estudios SPA | Obispado de Iquique
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	60	65
Nominal amounts | Orcoma Estudios SPA | Comunidad Indgena Aymara Pueblo de Pisiga Choque
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	4	8
Nominal amounts | Orcoma Estudios SPA | Ruth del Carmen Cortez Maturana
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	30	34
Nominal amounts | SQM Africa Pty | Goscor Finance (Pty) Ltd
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	96
Nominal amounts | Between 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	19,248	16,636
Nominal amounts | Between 1 year to 2 years | SQM Salar S.A. | Empresa Constructora Contex Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2,698	4,317
Nominal amounts | Between 1 year to 2 years | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	800	800
Nominal amounts | Between 1 year to 2 years | SQM Salar S.A. | SKM Industrial Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Nominal amounts | Between 1 year to 2 years | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda. One
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	370	386
Nominal amounts | Between 1 year to 2 years | SQM Salar S.A. | Inversiones y Gestin New Energy SpA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	144
Nominal amounts | Between 1 year to 2 years | SQM Salar S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,041
Nominal amounts | Between 1 year to 2 years | SQM Salar S.A. | Tatersall Maquinarias S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	439
Nominal amounts | Between 1 year to 2 years | SQM Salar S.A. | Obras y Servicios para la Industria y Mineria S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,176
Nominal amounts | Between 1 year to 2 years | SQM Salar S.A. | Sociedad Inmobiliaria Amaru SpA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		98
Nominal amounts | Between 1 year to 2 years | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda. Two
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	62	62
Nominal amounts | Between 1 year to 2 years | SQM Salar S.A. | Sociedad Comercial Grandleasing Chile Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	79
Nominal amounts | Between 1 year to 2 years | SQM Industrial S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	98	216
Nominal amounts | Between 1 year to 2 years | SQM Industrial S.A. | El Trovador S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3,730	3,730
Nominal amounts | Between 1 year to 2 years | SQM Industrial S.A. | Sociedad Comercial Grandleasing Chile Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	420	1,141
Nominal amounts | Between 1 year to 2 years | SQM Industrial S.A. | Technofast
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Nominal amounts | Between 1 year to 2 years | SQM Nitratos S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	61	134
Nominal amounts | Between 1 year to 2 years | SQM S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	66	145
Nominal amounts | Between 1 year to 2 years | Soquimich Comercial S.A. | Containers Operators S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Nominal amounts | Between 1 year to 2 years | Soquimich Comercial S.A. | Muelles de Penco S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	170	96
Nominal amounts | Between 1 year to 2 years | Soquimich Comercial S.A. | Muelles de Penco S.A. one
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		104
Nominal amounts | Between 1 year to 2 years | Soquimich Comercial S.A. | Inmobiliaria Chincui SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,255	1,255
Nominal amounts | Between 1 year to 2 years | Soquimich Comercial S.A. | Compaa de Leasing Tattersall S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	349	465
Nominal amounts | Between 1 year to 2 years | SQM North America Corp. | Paces West LL.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	479	465
Nominal amounts | Between 1 year to 2 years | SQM North America Corp. | Hawkins Nunmber One, LLC
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	90	224
Nominal amounts | Between 1 year to 2 years | SQM North America Corp. | Deep South Equipment Company
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1	6
Nominal amounts | Between 1 year to 2 years | SQM North America Corp. | Deacon Jones CDJR
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2
Nominal amounts | Between 1 year to 2 years | SQM North America Corp. | Berwyn Partners Inc.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	8
Nominal amounts | Between 1 year to 2 years | SQM North America Corp. | Myers Ford Co Inc.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	4
Nominal amounts | Between 1 year to 2 years | SQM North America Corp. | Ford Motor Credit Company
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	12
Nominal amounts | Between 1 year to 2 years | SQM North America Corp. | Porter and Howard INC.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	5
Nominal amounts | Between 1 year to 2 years | SQM North America Corp. | Hanford Chrysler Dodge Jeep
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	5
Nominal amounts | Between 1 year to 2 years | SQM North America Corp. | Tennant-South
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		3
Nominal amounts | Between 1 year to 2 years | SQM Comercial de Mexico S.A. de C.V. | Onni Ensenada S.A. de C.V.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	789	789
Nominal amounts | Between 1 year to 2 years | SQM Comercial de Mexico S.A. de C.V. | Madol Inmobiliaria S.A. de C.V.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		65
Nominal amounts | Between 1 year to 2 years | SQM Comercial de Mexico S.A. de C.V. | Madol Inmobiliaria S.A. de C.V. one
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		24
Nominal amounts | Between 1 year to 2 years | SQM Europe NV | Straatsburgdok N.V.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	888	844
Nominal amounts | Between 1 year to 2 years | SQM Australia PTY | Kwinana Refinery Lease - Laydown Area
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	25
Nominal amounts | Between 1 year to 2 years | SQM Australia PTY | Mining Thiess Pty Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2,231
Nominal amounts | Between 1 year to 2 years | SQM Australia PTY | Ausco Modular Pty Limited
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		15
Nominal amounts | Between 1 year to 2 years | SQM Australia PTY | Western Australian Land Authority
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,616	1,184
Nominal amounts | Between 1 year to 2 years | SQM Australia PTY | Project JV
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	83
Nominal amounts | Between 1 year to 2 years | SQM Colombia S.A.S. | Mareauto Colombia S.A.S.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		6
Nominal amounts | Between 1 year to 2 years | SQM Colombia S.A.S. | Renting Colombia S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	7	15
Nominal amounts | Between 1 year to 2 years | SQM Colombia S.A.S. | Renting Colombia S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	11	21
Nominal amounts | Between 1 year to 2 years | Orcoma Estudios SPA | Obispado de Iquique
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	10	10
Nominal amounts | Between 1 year to 2 years | Orcoma Estudios SPA | Comunidad Indgena Aymara Pueblo de Pisiga Choque
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	4	8
Nominal amounts | Between 1 year to 2 years | Orcoma Estudios SPA | Ruth del Carmen Cortez Maturana
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	8	8
Nominal amounts | Between 1 year to 2 years | SQM Africa Pty | Goscor Finance (Pty) Ltd
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	12
Nominal amounts | Between 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	17,082	14,332
Nominal amounts | Between 2 years to 3 years | SQM Salar S.A. | Empresa Constructora Contex Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	540
Nominal amounts | Between 2 years to 3 years | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	33	434
Nominal amounts | Between 2 years to 3 years | SQM Salar S.A. | SKM Industrial Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Nominal amounts | Between 2 years to 3 years | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda. One
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	177
Nominal amounts | Between 2 years to 3 years | SQM Salar S.A. | Inversiones y Gestin New Energy SpA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Nominal amounts | Between 2 years to 3 years | SQM Salar S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,041
Nominal amounts | Between 2 years to 3 years | SQM Salar S.A. | Tatersall Maquinarias S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	439
Nominal amounts | Between 2 years to 3 years | SQM Salar S.A. | Obras y Servicios para la Industria y Mineria S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,176
Nominal amounts | Between 2 years to 3 years | SQM Salar S.A. | Sociedad Inmobiliaria Amaru SpA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Nominal amounts | Between 2 years to 3 years | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda. Two
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	13	44
Nominal amounts | Between 2 years to 3 years | SQM Salar S.A. | Sociedad Comercial Grandleasing Chile Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	79
Nominal amounts | Between 2 years to 3 years | SQM Industrial S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Nominal amounts | Between 2 years to 3 years | SQM Industrial S.A. | El Trovador S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	5,595	5,594
Nominal amounts | Between 2 years to 3 years | SQM Industrial S.A. | Sociedad Comercial Grandleasing Chile Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Nominal amounts | Between 2 years to 3 years | SQM Industrial S.A. | Technofast
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Nominal amounts | Between 2 years to 3 years | SQM Nitratos S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Nominal amounts | Between 2 years to 3 years | SQM S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Nominal amounts | Between 2 years to 3 years | Soquimich Comercial S.A. | Containers Operators S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Nominal amounts | Between 2 years to 3 years | Soquimich Comercial S.A. | Muelles de Penco S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	102	0
Nominal amounts | Between 2 years to 3 years | Soquimich Comercial S.A. | Muelles de Penco S.A. one
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Nominal amounts | Between 2 years to 3 years | Soquimich Comercial S.A. | Inmobiliaria Chincui SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,517	1,883
Nominal amounts | Between 2 years to 3 years | Soquimich Comercial S.A. | Compaa de Leasing Tattersall S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	116
Nominal amounts | Between 2 years to 3 years | SQM North America Corp. | Paces West LL.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	508	752
Nominal amounts | Between 2 years to 3 years | SQM North America Corp. | Hawkins Nunmber One, LLC
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Nominal amounts | Between 2 years to 3 years | SQM North America Corp. | Deep South Equipment Company
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Nominal amounts | Between 2 years to 3 years | SQM North America Corp. | Deacon Jones CDJR
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Nominal amounts | Between 2 years to 3 years | SQM North America Corp. | Berwyn Partners Inc.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Nominal amounts | Between 2 years to 3 years | SQM North America Corp. | Myers Ford Co Inc.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Nominal amounts | Between 2 years to 3 years | SQM North America Corp. | Ford Motor Credit Company
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Nominal amounts | Between 2 years to 3 years | SQM North America Corp. | Porter and Howard INC.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	4
Nominal amounts | Between 2 years to 3 years | SQM North America Corp. | Hanford Chrysler Dodge Jeep
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3
Nominal amounts | Between 2 years to 3 years | SQM North America Corp. | Tennant-South
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Nominal amounts | Between 2 years to 3 years | SQM Comercial de Mexico S.A. de C.V. | Onni Ensenada S.A. de C.V.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	362	756
Nominal amounts | Between 2 years to 3 years | SQM Comercial de Mexico S.A. de C.V. | Madol Inmobiliaria S.A. de C.V.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Nominal amounts | Between 2 years to 3 years | SQM Comercial de Mexico S.A. de C.V. | Madol Inmobiliaria S.A. de C.V. one
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Nominal amounts | Between 2 years to 3 years | SQM Europe NV | Straatsburgdok N.V.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	564	1,015
Nominal amounts | Between 2 years to 3 years | SQM Australia PTY | Kwinana Refinery Lease - Laydown Area
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Nominal amounts | Between 2 years to 3 years | SQM Australia PTY | Mining Thiess Pty Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2,422
Nominal amounts | Between 2 years to 3 years | SQM Australia PTY | Ausco Modular Pty Limited
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Nominal amounts | Between 2 years to 3 years | SQM Australia PTY | Western Australian Land Authority
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3,162	2,995
Nominal amounts | Between 2 years to 3 years | SQM Australia PTY | Project JV
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Nominal amounts | Between 2 years to 3 years | SQM Colombia S.A.S. | Mareauto Colombia S.A.S.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Nominal amounts | Between 2 years to 3 years | SQM Colombia S.A.S. | Renting Colombia S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Nominal amounts | Between 2 years to 3 years | SQM Colombia S.A.S. | Renting Colombia S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Nominal amounts | Between 2 years to 3 years | Orcoma Estudios SPA | Obispado de Iquique
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	14	14
Nominal amounts | Between 2 years to 3 years | Orcoma Estudios SPA | Comunidad Indgena Aymara Pueblo de Pisiga Choque
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Nominal amounts | Between 2 years to 3 years | Orcoma Estudios SPA | Ruth del Carmen Cortez Maturana
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	12	12
Nominal amounts | Between 2 years to 3 years | SQM Africa Pty | Goscor Finance (Pty) Ltd
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	36
Nominal amounts | Over 3 year to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	27,850	29,080
Nominal amounts | Over 3 year to 4 years | SQM Salar S.A. | Empresa Constructora Contex Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Nominal amounts | Over 3 year to 4 years | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Nominal amounts | Over 3 year to 4 years | SQM Salar S.A. | SKM Industrial Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Nominal amounts | Over 3 year to 4 years | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda. One
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Nominal amounts | Over 3 year to 4 years | SQM Salar S.A. | Inversiones y Gestin New Energy SpA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Nominal amounts | Over 3 year to 4 years | SQM Salar S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	217
Nominal amounts | Over 3 year to 4 years | SQM Salar S.A. | Tatersall Maquinarias S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	91
Nominal amounts | Over 3 year to 4 years | SQM Salar S.A. | Obras y Servicios para la Industria y Mineria S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,078
Nominal amounts | Over 3 year to 4 years | SQM Salar S.A. | Sociedad Inmobiliaria Amaru SpA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Nominal amounts | Over 3 year to 4 years | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda. Two
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Nominal amounts | Over 3 year to 4 years | SQM Salar S.A. | Sociedad Comercial Grandleasing Chile Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	39
Nominal amounts | Over 3 year to 4 years | SQM Industrial S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Nominal amounts | Over 3 year to 4 years | SQM Industrial S.A. | El Trovador S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2,176	4,040
Nominal amounts | Over 3 year to 4 years | SQM Industrial S.A. | Sociedad Comercial Grandleasing Chile Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Nominal amounts | Over 3 year to 4 years | SQM Industrial S.A. | Technofast
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Nominal amounts | Over 3 year to 4 years | SQM Nitratos S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Nominal amounts | Over 3 year to 4 years | SQM S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Nominal amounts | Over 3 year to 4 years | Soquimich Comercial S.A. | Containers Operators S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Nominal amounts | Over 3 year to 4 years | Soquimich Comercial S.A. | Muelles de Penco S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	261	0
Nominal amounts | Over 3 year to 4 years | Soquimich Comercial S.A. | Muelles de Penco S.A. one
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Nominal amounts | Over 3 year to 4 years | Soquimich Comercial S.A. | Inmobiliaria Chincui SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	261
Nominal amounts | Over 3 year to 4 years | Soquimich Comercial S.A. | Compaa de Leasing Tattersall S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Nominal amounts | Over 3 year to 4 years | SQM North America Corp. | Paces West LL.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Nominal amounts | Over 3 year to 4 years | SQM North America Corp. | Hawkins Nunmber One, LLC
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Nominal amounts | Over 3 year to 4 years | SQM North America Corp. | Deep South Equipment Company
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Nominal amounts | Over 3 year to 4 years | SQM North America Corp. | Deacon Jones CDJR
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Nominal amounts | Over 3 year to 4 years | SQM North America Corp. | Berwyn Partners Inc.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Nominal amounts | Over 3 year to 4 years | SQM North America Corp. | Myers Ford Co Inc.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Nominal amounts | Over 3 year to 4 years | SQM North America Corp. | Ford Motor Credit Company
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Nominal amounts | Over 3 year to 4 years | SQM North America Corp. | Porter and Howard INC.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Nominal amounts | Over 3 year to 4 years | SQM North America Corp. | Hanford Chrysler Dodge Jeep
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Nominal amounts | Over 3 year to 4 years | SQM North America Corp. | Tennant-South
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Nominal amounts | Over 3 year to 4 years | SQM Comercial de Mexico S.A. de C.V. | Onni Ensenada S.A. de C.V.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Nominal amounts | Over 3 year to 4 years | SQM Comercial de Mexico S.A. de C.V. | Madol Inmobiliaria S.A. de C.V.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Nominal amounts | Over 3 year to 4 years | SQM Comercial de Mexico S.A. de C.V. | Madol Inmobiliaria S.A. de C.V. one
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Nominal amounts | Over 3 year to 4 years | SQM Europe NV | Straatsburgdok N.V.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Nominal amounts | Over 3 year to 4 years | SQM Australia PTY | Kwinana Refinery Lease - Laydown Area
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Nominal amounts | Over 3 year to 4 years | SQM Australia PTY | Mining Thiess Pty Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Nominal amounts | Over 3 year to 4 years | SQM Australia PTY | Ausco Modular Pty Limited
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Nominal amounts | Over 3 year to 4 years | SQM Australia PTY | Western Australian Land Authority
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	23,894	24,724
Nominal amounts | Over 3 year to 4 years | SQM Australia PTY | Project JV
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Nominal amounts | Over 3 year to 4 years | SQM Colombia S.A.S. | Mareauto Colombia S.A.S.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Nominal amounts | Over 3 year to 4 years | SQM Colombia S.A.S. | Renting Colombia S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Nominal amounts | Over 3 year to 4 years | SQM Colombia S.A.S. | Renting Colombia S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Nominal amounts | Over 3 year to 4 years | Orcoma Estudios SPA | Obispado de Iquique
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	36	41
Nominal amounts | Over 3 year to 4 years | Orcoma Estudios SPA | Comunidad Indgena Aymara Pueblo de Pisiga Choque
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Nominal amounts | Over 3 year to 4 years | Orcoma Estudios SPA | Ruth del Carmen Cortez Maturana
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	10	14
Nominal amounts | Over 3 year to 4 years | SQM Africa Pty | Goscor Finance (Pty) Ltd
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	48
Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	49,585	46,519
Amounts at amortized cost | SQM Salar S.A. | Empresa Constructora Contex Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2,606	4,571
Amounts at amortized cost | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	808	1,180
Amounts at amortized cost | SQM Salar S.A. | SKM Industrial Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Amounts at amortized cost | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda. One
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	359	539
Amounts at amortized cost | SQM Salar S.A. | Inversiones y Gestin New Energy SpA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	145
Amounts at amortized cost | SQM Salar S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2,157
Amounts at amortized cost | SQM Salar S.A. | Tatersall Maquinarias S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	909
Amounts at amortized cost | SQM Salar S.A. | Obras y Servicios para la Industria y Mineria S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3,301
Amounts at amortized cost | SQM Salar S.A. | Sociedad Inmobiliaria Amaru SpA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		97
Amounts at amortized cost | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda. Two
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	72	100
Amounts at amortized cost | SQM Salar S.A. | Sociedad Comercial Grandleasing Chile Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	198
Amounts at amortized cost | SQM Industrial S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	97	209
Amounts at amortized cost | SQM Industrial S.A. | El Trovador S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	10,469	11,988
Amounts at amortized cost | SQM Industrial S.A. | Sociedad Comercial Grandleasing Chile Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	417	1,115
Amounts at amortized cost | SQM Industrial S.A. | Technofast
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Amounts at amortized cost | SQM Nitratos S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	60	129
Amounts at amortized cost | SQM S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	65	141
Amounts at amortized cost | Soquimich Comercial S.A. | Containers Operators S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Amounts at amortized cost | Soquimich Comercial S.A. | Muelles de Penco S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	487	96
Amounts at amortized cost | Soquimich Comercial S.A. | Muelles de Penco S.A. one
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		103
Amounts at amortized cost | Soquimich Comercial S.A. | Inmobiliaria Chincui SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2,574	3,107
Amounts at amortized cost | Soquimich Comercial S.A. | Compaa de Leasing Tattersall S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	340	559
Amounts at amortized cost | SQM North America Corp. | Paces West LL.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	922	1,117
Amounts at amortized cost | SQM North America Corp. | Hawkins Nunmber One, LLC
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	89	217
Amounts at amortized cost | SQM North America Corp. | Deep South Equipment Company
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1	6
Amounts at amortized cost | SQM North America Corp. | Deacon Jones CDJR
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2
Amounts at amortized cost | SQM North America Corp. | Berwyn Partners Inc.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	8
Amounts at amortized cost | SQM North America Corp. | Myers Ford Co Inc.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	4
Amounts at amortized cost | SQM North America Corp. | Ford Motor Credit Company
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	9
Amounts at amortized cost | SQM North America Corp. | Porter and Howard INC.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	9
Amounts at amortized cost | SQM North America Corp. | Hanford Chrysler Dodge Jeep
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	8
Amounts at amortized cost | SQM North America Corp. | Tennant-South
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		3
Amounts at amortized cost | SQM Comercial de Mexico S.A. de C.V. | Onni Ensenada S.A. de C.V.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,094	1,444
Amounts at amortized cost | SQM Comercial de Mexico S.A. de C.V. | Madol Inmobiliaria S.A. de C.V.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		63
Amounts at amortized cost | SQM Comercial de Mexico S.A. de C.V. | Madol Inmobiliaria S.A. de C.V. one
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		23
Amounts at amortized cost | SQM Europe NV | Straatsburgdok N.V.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,420	1,807
Amounts at amortized cost | SQM Australia PTY | Kwinana Refinery Lease - Laydown Area
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	24
Amounts at amortized cost | SQM Australia PTY | Mining Thiess Pty Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2,858
Amounts at amortized cost | SQM Australia PTY | Ausco Modular Pty Limited
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		15
Amounts at amortized cost | SQM Australia PTY | Western Australian Land Authority
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	17,782	17,770
Amounts at amortized cost | SQM Australia PTY | Project JV
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	80
Amounts at amortized cost | SQM Colombia S.A.S. | Mareauto Colombia S.A.S.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		6
Amounts at amortized cost | SQM Colombia S.A.S. | Renting Colombia S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	7	15
Amounts at amortized cost | SQM Colombia S.A.S. | Renting Colombia S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	11	21
Amounts at amortized cost | Orcoma Estudios SPA | Obispado de Iquique
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	42	45
Amounts at amortized cost | Orcoma Estudios SPA | Comunidad Indgena Aymara Pueblo de Pisiga Choque
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3	8
Amounts at amortized cost | Orcoma Estudios SPA | Ruth del Carmen Cortez Maturana
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	24	25
Amounts at amortized cost | SQM Africa Pty | Goscor Finance (Pty) Ltd
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	124
Amounts at amortized cost | Between 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	17,187	13,938
Amounts at amortized cost | Between 1 year to 2 years | SQM Salar S.A. | Empresa Constructora Contex Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2,606	4,036
Amounts at amortized cost | Between 1 year to 2 years | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	775	754
Amounts at amortized cost | Between 1 year to 2 years | SQM Salar S.A. | SKM Industrial Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Amounts at amortized cost | Between 1 year to 2 years | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda. One
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	359	365
Amounts at amortized cost | Between 1 year to 2 years | SQM Salar S.A. | Inversiones y Gestin New Energy SpA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	145
Amounts at amortized cost | Between 1 year to 2 years | SQM Salar S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	943
Amounts at amortized cost | Between 1 year to 2 years | SQM Salar S.A. | Tatersall Maquinarias S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	397
Amounts at amortized cost | Between 1 year to 2 years | SQM Salar S.A. | Obras y Servicios para la Industria y Mineria S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,104
Amounts at amortized cost | Between 1 year to 2 years | SQM Salar S.A. | Sociedad Inmobiliaria Amaru SpA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		97
Amounts at amortized cost | Between 1 year to 2 years | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda. Two
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	59	57
Amounts at amortized cost | Between 1 year to 2 years | SQM Salar S.A. | Sociedad Comercial Grandleasing Chile Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	79
Amounts at amortized cost | Between 1 year to 2 years | SQM Industrial S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	97	209
Amounts at amortized cost | Between 1 year to 2 years | SQM Industrial S.A. | El Trovador S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3,182	3,086
Amounts at amortized cost | Between 1 year to 2 years | SQM Industrial S.A. | Sociedad Comercial Grandleasing Chile Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	417	1,115
Amounts at amortized cost | Between 1 year to 2 years | SQM Industrial S.A. | Technofast
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Amounts at amortized cost | Between 1 year to 2 years | SQM Nitratos S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	60	129
Amounts at amortized cost | Between 1 year to 2 years | SQM S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	65	141
Amounts at amortized cost | Between 1 year to 2 years | Soquimich Comercial S.A. | Containers Operators S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Amounts at amortized cost | Between 1 year to 2 years | Soquimich Comercial S.A. | Muelles de Penco S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	153	96
Amounts at amortized cost | Between 1 year to 2 years | Soquimich Comercial S.A. | Muelles de Penco S.A. one
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		103
Amounts at amortized cost | Between 1 year to 2 years | Soquimich Comercial S.A. | Inmobiliaria Chincui SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,119	1,082
Amounts at amortized cost | Between 1 year to 2 years | Soquimich Comercial S.A. | Compaa de Leasing Tattersall S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	340	444
Amounts at amortized cost | Between 1 year to 2 years | SQM North America Corp. | Paces West LL.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	431	403
Amounts at amortized cost | Between 1 year to 2 years | SQM North America Corp. | Hawkins Nunmber One, LLC
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	89	217
Amounts at amortized cost | Between 1 year to 2 years | SQM North America Corp. | Deep South Equipment Company
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1	6
Amounts at amortized cost | Between 1 year to 2 years | SQM North America Corp. | Deacon Jones CDJR
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2
Amounts at amortized cost | Between 1 year to 2 years | SQM North America Corp. | Berwyn Partners Inc.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	8
Amounts at amortized cost | Between 1 year to 2 years | SQM North America Corp. | Myers Ford Co Inc.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	4
Amounts at amortized cost | Between 1 year to 2 years | SQM North America Corp. | Ford Motor Credit Company
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	9
Amounts at amortized cost | Between 1 year to 2 years | SQM North America Corp. | Porter and Howard INC.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	5
Amounts at amortized cost | Between 1 year to 2 years | SQM North America Corp. | Hanford Chrysler Dodge Jeep
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	5
Amounts at amortized cost | Between 1 year to 2 years | SQM North America Corp. | Tennant-South
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		3
Amounts at amortized cost | Between 1 year to 2 years | SQM Comercial de Mexico S.A. de C.V. | Onni Ensenada S.A. de C.V.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	738	713
Amounts at amortized cost | Between 1 year to 2 years | SQM Comercial de Mexico S.A. de C.V. | Madol Inmobiliaria S.A. de C.V.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		63
Amounts at amortized cost | Between 1 year to 2 years | SQM Comercial de Mexico S.A. de C.V. | Madol Inmobiliaria S.A. de C.V. one
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		23
Amounts at amortized cost | Between 1 year to 2 years | SQM Europe NV | Straatsburgdok N.V.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	861	807
Amounts at amortized cost | Between 1 year to 2 years | SQM Australia PTY | Kwinana Refinery Lease - Laydown Area
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	24
Amounts at amortized cost | Between 1 year to 2 years | SQM Australia PTY | Mining Thiess Pty Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2,858
Amounts at amortized cost | Between 1 year to 2 years | SQM Australia PTY | Ausco Modular Pty Limited
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		15
Amounts at amortized cost | Between 1 year to 2 years | SQM Australia PTY | Western Australian Land Authority
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	61	86
Amounts at amortized cost | Between 1 year to 2 years | SQM Australia PTY | Project JV
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	80
Amounts at amortized cost | Between 1 year to 2 years | SQM Colombia S.A.S. | Mareauto Colombia S.A.S.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		6
Amounts at amortized cost | Between 1 year to 2 years | SQM Colombia S.A.S. | Renting Colombia S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	7	15
Amounts at amortized cost | Between 1 year to 2 years | SQM Colombia S.A.S. | Renting Colombia S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	11	21
Amounts at amortized cost | Between 1 year to 2 years | Orcoma Estudios SPA | Obispado de Iquique
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	5	5
Amounts at amortized cost | Between 1 year to 2 years | Orcoma Estudios SPA | Comunidad Indgena Aymara Pueblo de Pisiga Choque
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3	8
Amounts at amortized cost | Between 1 year to 2 years | Orcoma Estudios SPA | Ruth del Carmen Cortez Maturana
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3	5
Amounts at amortized cost | Between 1 year to 2 years | SQM Africa Pty | Goscor Finance (Pty) Ltd
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	82
Amounts at amortized cost | Between 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	12,460	11,663
Amounts at amortized cost | Between 2 years to 3 years | SQM Salar S.A. | Empresa Constructora Contex Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	535
Amounts at amortized cost | Between 2 years to 3 years | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	33	426
Amounts at amortized cost | Between 2 years to 3 years | SQM Salar S.A. | SKM Industrial Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Amounts at amortized cost | Between 2 years to 3 years | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda. One
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	174
Amounts at amortized cost | Between 2 years to 3 years | SQM Salar S.A. | Inversiones y Gestin New Energy SpA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Amounts at amortized cost | Between 2 years to 3 years | SQM Salar S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	999
Amounts at amortized cost | Between 2 years to 3 years | SQM Salar S.A. | Tatersall Maquinarias S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	421
Amounts at amortized cost | Between 2 years to 3 years | SQM Salar S.A. | Obras y Servicios para la Industria y Mineria S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,133
Amounts at amortized cost | Between 2 years to 3 years | SQM Salar S.A. | Sociedad Inmobiliaria Amaru SpA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Amounts at amortized cost | Between 2 years to 3 years | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda. Two
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	13	43
Amounts at amortized cost | Between 2 years to 3 years | SQM Salar S.A. | Sociedad Comercial Grandleasing Chile Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	79
Amounts at amortized cost | Between 2 years to 3 years | SQM Industrial S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Amounts at amortized cost | Between 2 years to 3 years | SQM Industrial S.A. | El Trovador S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	5,152	4,997
Amounts at amortized cost | Between 2 years to 3 years | SQM Industrial S.A. | Sociedad Comercial Grandleasing Chile Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Amounts at amortized cost | Between 2 years to 3 years | SQM Industrial S.A. | Technofast
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Amounts at amortized cost | Between 2 years to 3 years | SQM Nitratos S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Amounts at amortized cost | Between 2 years to 3 years | SQM S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Amounts at amortized cost | Between 2 years to 3 years | Soquimich Comercial S.A. | Containers Operators S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Amounts at amortized cost | Between 2 years to 3 years | Soquimich Comercial S.A. | Muelles de Penco S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	90	0
Amounts at amortized cost | Between 2 years to 3 years | Soquimich Comercial S.A. | Muelles de Penco S.A. one
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Amounts at amortized cost | Between 2 years to 3 years | Soquimich Comercial S.A. | Inmobiliaria Chincui SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,455	1,766
Amounts at amortized cost | Between 2 years to 3 years | Soquimich Comercial S.A. | Compaa de Leasing Tattersall S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	115
Amounts at amortized cost | Between 2 years to 3 years | SQM North America Corp. | Paces West LL.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	491	714
Amounts at amortized cost | Between 2 years to 3 years | SQM North America Corp. | Hawkins Nunmber One, LLC
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Amounts at amortized cost | Between 2 years to 3 years | SQM North America Corp. | Deep South Equipment Company
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Amounts at amortized cost | Between 2 years to 3 years | SQM North America Corp. | Deacon Jones CDJR
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Amounts at amortized cost | Between 2 years to 3 years | SQM North America Corp. | Berwyn Partners Inc.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Amounts at amortized cost | Between 2 years to 3 years | SQM North America Corp. | Myers Ford Co Inc.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Amounts at amortized cost | Between 2 years to 3 years | SQM North America Corp. | Ford Motor Credit Company
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Amounts at amortized cost | Between 2 years to 3 years | SQM North America Corp. | Porter and Howard INC.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	4
Amounts at amortized cost | Between 2 years to 3 years | SQM North America Corp. | Hanford Chrysler Dodge Jeep
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3
Amounts at amortized cost | Between 2 years to 3 years | SQM North America Corp. | Tennant-South
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Amounts at amortized cost | Between 2 years to 3 years | SQM Comercial de Mexico S.A. de C.V. | Onni Ensenada S.A. de C.V.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	356	731
Amounts at amortized cost | Between 2 years to 3 years | SQM Comercial de Mexico S.A. de C.V. | Madol Inmobiliaria S.A. de C.V.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Amounts at amortized cost | Between 2 years to 3 years | SQM Comercial de Mexico S.A. de C.V. | Madol Inmobiliaria S.A. de C.V. one
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Amounts at amortized cost | Between 2 years to 3 years | SQM Europe NV | Straatsburgdok N.V.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	559	1,000
Amounts at amortized cost | Between 2 years to 3 years | SQM Australia PTY | Kwinana Refinery Lease - Laydown Area
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Amounts at amortized cost | Between 2 years to 3 years | SQM Australia PTY | Mining Thiess Pty Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Amounts at amortized cost | Between 2 years to 3 years | SQM Australia PTY | Ausco Modular Pty Limited
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Amounts at amortized cost | Between 2 years to 3 years | SQM Australia PTY | Western Australian Land Authority
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,619	1,146
Amounts at amortized cost | Between 2 years to 3 years | SQM Australia PTY | Project JV
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Amounts at amortized cost | Between 2 years to 3 years | SQM Colombia S.A.S. | Mareauto Colombia S.A.S.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Amounts at amortized cost | Between 2 years to 3 years | SQM Colombia S.A.S. | Renting Colombia S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Amounts at amortized cost | Between 2 years to 3 years | SQM Colombia S.A.S. | Renting Colombia S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Amounts at amortized cost | Between 2 years to 3 years | Orcoma Estudios SPA | Obispado de Iquique
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	8	8
Amounts at amortized cost | Between 2 years to 3 years | Orcoma Estudios SPA | Comunidad Indgena Aymara Pueblo de Pisiga Choque
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Amounts at amortized cost | Between 2 years to 3 years | Orcoma Estudios SPA | Ruth del Carmen Cortez Maturana
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3	8
Amounts at amortized cost | Between 2 years to 3 years | SQM Africa Pty | Goscor Finance (Pty) Ltd
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	42
Amounts at amortized cost | Over 3 year to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	19,938	20,918
Amounts at amortized cost | Over 3 year to 4 years | SQM Salar S.A. | Empresa Constructora Contex Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Amounts at amortized cost | Over 3 year to 4 years | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Amounts at amortized cost | Over 3 year to 4 years | SQM Salar S.A. | SKM Industrial Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Amounts at amortized cost | Over 3 year to 4 years | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda. One
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Amounts at amortized cost | Over 3 year to 4 years | SQM Salar S.A. | Inversiones y Gestin New Energy SpA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Amounts at amortized cost | Over 3 year to 4 years | SQM Salar S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	215
Amounts at amortized cost | Over 3 year to 4 years | SQM Salar S.A. | Tatersall Maquinarias S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	91
Amounts at amortized cost | Over 3 year to 4 years | SQM Salar S.A. | Obras y Servicios para la Industria y Mineria S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,064
Amounts at amortized cost | Over 3 year to 4 years | SQM Salar S.A. | Sociedad Inmobiliaria Amaru SpA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Amounts at amortized cost | Over 3 year to 4 years | SQM Salar S.A. | Maquinarias Industriales Astudillo Hermanos Ltda. Two
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Amounts at amortized cost | Over 3 year to 4 years | SQM Salar S.A. | Sociedad Comercial Grandleasing Chile Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	40
Amounts at amortized cost | Over 3 year to 4 years | SQM Industrial S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Amounts at amortized cost | Over 3 year to 4 years | SQM Industrial S.A. | El Trovador S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2,135	3,905
Amounts at amortized cost | Over 3 year to 4 years | SQM Industrial S.A. | Sociedad Comercial Grandleasing Chile Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Amounts at amortized cost | Over 3 year to 4 years | SQM Industrial S.A. | Technofast
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Amounts at amortized cost | Over 3 year to 4 years | SQM Nitratos S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Amounts at amortized cost | Over 3 year to 4 years | SQM S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Amounts at amortized cost | Over 3 year to 4 years | Soquimich Comercial S.A. | Containers Operators S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Amounts at amortized cost | Over 3 year to 4 years | Soquimich Comercial S.A. | Muelles de Penco S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	244	0
Amounts at amortized cost | Over 3 year to 4 years | Soquimich Comercial S.A. | Muelles de Penco S.A. one
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Amounts at amortized cost | Over 3 year to 4 years | Soquimich Comercial S.A. | Inmobiliaria Chincui SPA
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	259
Amounts at amortized cost | Over 3 year to 4 years | Soquimich Comercial S.A. | Compaa de Leasing Tattersall S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Amounts at amortized cost | Over 3 year to 4 years | SQM North America Corp. | Paces West LL.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Amounts at amortized cost | Over 3 year to 4 years | SQM North America Corp. | Hawkins Nunmber One, LLC
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Amounts at amortized cost | Over 3 year to 4 years | SQM North America Corp. | Deep South Equipment Company
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Amounts at amortized cost | Over 3 year to 4 years | SQM North America Corp. | Deacon Jones CDJR
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Amounts at amortized cost | Over 3 year to 4 years | SQM North America Corp. | Berwyn Partners Inc.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Amounts at amortized cost | Over 3 year to 4 years | SQM North America Corp. | Myers Ford Co Inc.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Amounts at amortized cost | Over 3 year to 4 years | SQM North America Corp. | Ford Motor Credit Company
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Amounts at amortized cost | Over 3 year to 4 years | SQM North America Corp. | Porter and Howard INC.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Amounts at amortized cost | Over 3 year to 4 years | SQM North America Corp. | Hanford Chrysler Dodge Jeep
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Amounts at amortized cost | Over 3 year to 4 years | SQM North America Corp. | Tennant-South
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Amounts at amortized cost | Over 3 year to 4 years | SQM Comercial de Mexico S.A. de C.V. | Onni Ensenada S.A. de C.V.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Amounts at amortized cost | Over 3 year to 4 years | SQM Comercial de Mexico S.A. de C.V. | Madol Inmobiliaria S.A. de C.V.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Amounts at amortized cost | Over 3 year to 4 years | SQM Comercial de Mexico S.A. de C.V. | Madol Inmobiliaria S.A. de C.V. one
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Amounts at amortized cost | Over 3 year to 4 years | SQM Europe NV | Straatsburgdok N.V.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Amounts at amortized cost | Over 3 year to 4 years | SQM Australia PTY | Kwinana Refinery Lease - Laydown Area
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Amounts at amortized cost | Over 3 year to 4 years | SQM Australia PTY | Mining Thiess Pty Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Amounts at amortized cost | Over 3 year to 4 years | SQM Australia PTY | Ausco Modular Pty Limited
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Amounts at amortized cost | Over 3 year to 4 years | SQM Australia PTY | Western Australian Land Authority
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	16,102	16,710
Amounts at amortized cost | Over 3 year to 4 years | SQM Australia PTY | Project JV
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Amounts at amortized cost | Over 3 year to 4 years | SQM Colombia S.A.S. | Mareauto Colombia S.A.S.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Amounts at amortized cost | Over 3 year to 4 years | SQM Colombia S.A.S. | Renting Colombia S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Amounts at amortized cost | Over 3 year to 4 years | SQM Colombia S.A.S. | Renting Colombia S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Amounts at amortized cost | Over 3 year to 4 years | Orcoma Estudios SPA | Obispado de Iquique
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	29	32
Amounts at amortized cost | Over 3 year to 4 years | Orcoma Estudios SPA | Comunidad Indgena Aymara Pueblo de Pisiga Choque
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Amounts at amortized cost | Over 3 year to 4 years | Orcoma Estudios SPA | Ruth del Carmen Cortez Maturana
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	18	$ 12
Amounts at amortized cost | Over 3 year to 4 years | SQM Africa Pty | Goscor Finance (Pty) Ltd
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0